NOTES PAYABLE AND OTHER DEBT (Senior Debt Guaranteed by HUD) (Details) - USD ($)	Oct. 06, 2016	Apr. 30, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 17, 2014	Nov. 01, 2014	Oct. 01, 2014	Sep. 24, 2014
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 8,800,000
Fixed interest rate (as a percent)						18.00%
Total indebtedness			$ 71,833,000	$ 79,970,000
Repayment of debt	$ 2,400,000	$ 6,500,000
Outstanding amount				0
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Total indebtedness				$ 34,473,000	$ 25,469,000
Glenvue H&R | Midland State Bank | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 8,800,000
Fixed interest rate (as a percent)			3.75%	3.75%
Total indebtedness			$ 8,414,000	$ 8,457,000	$ 8,628,000
Subsidiaries | Secured Debt | Key Bank National Association
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 7,600,000
Subsidiaries | Eaglewood Care Center | Secured Debt | Housing and Healthcare Finance, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 5,700,000
Red Mortgage Capital, LLC and Secretary of Urban Housing and Development | Subsidiaries | Term Loan [Member] | Term Loan Dated November 27, 2007
Debt Instrument [Line Items]
Fixed interest rate (as a percent)									4.16%	5.95%
Red Mortgage Capital, LLC and Secretary of Urban Housing and Development | Subsidiaries | H&C of Greenfield | Term Loan [Member] | Term Loan Dated November 27, 2007
Debt Instrument [Line Items]
Fixed interest rate (as a percent)									4.20%	6.50%